Average Annual Total Returns - Service - BlackRock National Municipal Fund	Oct. 28, 2020
SPMunicipalBondIndex [Member]
Average Annual Return:
1 Year	7.26%
5 Years	3.50%
10 Years	4.41%
CustomNationalIndex [Member]
Average Annual Return:
1 Year	8.70%	[1]
5 Years	4.25%	[1]
10 Years	4.91%	[1]
Service Shares
Average Annual Return:
1 Year	7.02%
5 Years	3.16%
10 Years	4.52%
Service Shares | After Taxes on Distributions
Average Annual Return:
1 Year	6.97%
5 Years	3.15%
10 Years	4.51%
Service Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	5.20%
5 Years	3.08%
10 Years	4.31%

[1]	The Custom National Index reflects the returns of the S&P® Municipal Bond Index for periods prior to January 1, 2013, and the returns of only those bonds in the S&P® Municipal Bond Index that have maturities greater than 5 years for periods subsequent to January 1, 2013.